Loans and other financial assets at amortized cost, and loans and receivables_Changes in allowances for credit losses on loans (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance		₩ (1,778,076,000,000)	₩ (1,830,242,000,000)		₩ (2,027,096,000,000)
Beginning balance			(2,017,876,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses			0
Net reversal (provision) of allowance for loan losses					(862,273,000,000)
Recoveries of loans previously charged off					(180,907,000,000)
Charge-off					887,169,000,000
Disposal					95,229,000,000
Unwinding effect					45,191,000,000
Others	[1]				212,445,000,000
Ending balance			(1,778,076,000,000)		(1,830,242,000,000)
Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance		(527,607,000,000)
Beginning balance			(523,864,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		(88,679,000,000)	(48,018,000,000)
Transfer to lifetime expected credit losses		28,268,000,000	26,850,000,000
Transfer to credit-impaired financial assets		110,558,000,000	224,215,000,000
Net reversal (provision) of loss allowance for credit losses		9,479,000,000	(236,688,000,000)
Recovery		0	0
Charge-off		0	0
Disposal		0	0
Interest income from impaired loans		0	0
Business combination		(9,000,000)
Others	[2]	(16,142,000,000)	29,898,000,000
Ending balance		(484,132,000,000)	(527,607,000,000)
Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance		(476,118,000,000)
Beginning balance			(368,743,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		78,776,000,000	45,362,000,000
Transfer to lifetime expected credit losses		(42,122,000,000)	(421,157,000,000)
Transfer to credit-impaired financial assets		122,280,000,000	229,141,000,000
Net reversal (provision) of loss allowance for credit losses		(127,782,000,000)	38,968,000,000
Recovery		0	0
Charge-off		0	0
Disposal		1,000,000	270,000,000
Interest income from impaired loans		0	0
Business combination		(2,008,000,000)
Others	[2]	(240,000,000)	41,000,000
Ending balance		(447,213,000,000)	(476,118,000,000)
Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance		(774,351,000,000)
Beginning balance			(1,125,269,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		9,903,000,000	2,656,000,000
Transfer to lifetime expected credit losses		13,854,000,000	394,307,000,000
Transfer to credit-impaired financial assets		(232,838,000,000)	(453,356,000,000)
Net reversal (provision) of loss allowance for credit losses		(261,939,000,000)	(176,846,000,000)
Recovery		(188,638,000,000)	(237,050,000,000)
Charge-off		721,339,000,000	737,540,000,000
Disposal		44,858,000,000	51,535,000,000
Interest income from impaired loans		27,534,000,000	31,326,000,000
Business combination		(3,150,000,000)
Others	[2]	(247,000,000)	806,000,000
Ending balance		(643,675,000,000)	(774,351,000,000)
Consumers
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance			(187,645,000,000)		(163,858,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Net reversal (provision) of allowance for loan losses					(131,275,000,000)
Recoveries of loans previously charged off					(45,060,000,000)
Charge-off					142,099,000,000
Disposal					898,000,000
Unwinding effect					8,643,000,000
Others	[1]				908,000,000
Ending balance					(187,645,000,000)
Consumers | Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance		(114,509,000,000)
Beginning balance			(101,479,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		(14,430,000,000)	(9,848,000,000)
Transfer to lifetime expected credit losses		14,022,000,000	5,905,000,000
Transfer to credit-impaired financial assets		8,603,000,000	79,078,000,000
Net reversal (provision) of loss allowance for credit losses		21,802,000,000	(86,224,000,000)
Recovery		0	0
Charge-off		0	0
Disposal		0	0
Interest income from impaired loans		0	0
Business combination		0
Others	[2]	(636,000,000)	(1,941,000,000)
Ending balance		(85,148,000,000)	(114,509,000,000)
Consumers | Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance		(48,368,000,000)
Beginning balance			(41,358,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		13,661,000,000	8,966,000,000
Transfer to lifetime expected credit losses		(15,332,000,000)	(7,183,000,000)
Transfer to credit-impaired financial assets		10,312,000,000	47,343,000,000
Net reversal (provision) of loss allowance for credit losses		(38,203,000,000)	(56,164,000,000)
Recovery		0	0
Charge-off		0	0
Disposal		0	33,000,000
Interest income from impaired loans		0	0
Business combination		0
Others	[2]	(32,000,000)	(5,000,000)
Ending balance		(77,962,000,000)	(48,368,000,000)
Consumers | Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance		(129,906,000,000)
Beginning balance			(117,168,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		769,000,000	882,000,000
Transfer to lifetime expected credit losses		1,310,000,000	1,278,000,000
Transfer to credit-impaired financial assets		(18,915,000,000)	(126,421,000,000)
Net reversal (provision) of loss allowance for credit losses		(146,204,000,000)	(49,637,000,000)
Recovery		(61,914,000,000)	(51,855,000,000)
Charge-off		217,382,000,000	204,552,000,000
Disposal		2,763,000,000	1,633,000,000
Interest income from impaired loans		9,647,000,000	7,945,000,000
Business combination		0
Others		(520,000,000)	(1,115,000,000)	[2]
Ending balance		(125,588,000,000)	(129,906,000,000)
Corporates
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance			(1,355,806,000,000)		(1,498,842,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Net reversal (provision) of allowance for loan losses					(539,222,000,000)
Recoveries of loans previously charged off					(84,413,000,000)
Charge-off					453,249,000,000
Disposal					65,145,000,000
Unwinding effect					36,548,000,000
Others	[1]				211,729,000,000
Ending balance					(1,355,806,000,000)
Corporates | Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance		(348,311,000,000)
Beginning balance			(365,251,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		(58,537,000,000)	(24,324,000,000)
Transfer to lifetime expected credit losses		8,215,000,000	15,074,000,000
Transfer to credit-impaired financial assets		3,308,000,000	62,731,000,000
Net reversal (provision) of loss allowance for credit losses		86,565,000,000	(68,381,000,000)
Recovery		0
Charge-off		0	0
Disposal		0	0
Interest income from impaired loans		0	0
Business combination		(9,000,000)
Others	[2]	(15,489,000,000)	31,840,000,000
Ending balance		(324,258,000,000)	(348,311,000,000)
Corporates | Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance		(349,619,000,000)
Beginning balance			(255,922,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		49,884,000,000	22,658,000,000
Transfer to lifetime expected credit losses		(20,473,000,000)	(407,780,000,000)
Transfer to credit-impaired financial assets		17,852,000,000	97,750,000,000
Net reversal (provision) of loss allowance for credit losses		6,855,000,000	193,392,000,000
Recovery		0
Charge-off		0	0
Disposal		1,000,000	237,000,000
Interest income from impaired loans		0	0
Business combination		(2,008,000,000)
Others	[2]	(210,000,000)	46,000,000
Ending balance		(297,718,000,000)	(349,619,000,000)
Corporates | Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance		(527,673,000,000)
Beginning balance			(905,243,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		8,653,000,000	1,666,000,000
Transfer to lifetime expected credit losses		12,258,000,000	392,706,000,000
Transfer to credit-impaired financial assets		(21,160,000,000)	(160,481,000,000)
Net reversal (provision) of loss allowance for credit losses		(75,392,000,000)	(94,004,000,000)
Recovery		(66,359,000,000)	(127,630,000,000)
Charge-off		222,537,000,000	290,109,000,000
Disposal		42,095,000,000	49,902,000,000
Interest income from impaired loans		17,887,000,000	23,381,000,000
Business combination		(3,150,000,000)
Others	[2]	259,000,000	1,921,000,000
Ending balance		(390,045,000,000)	(527,673,000,000)
Credit card accounts
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance			(182,065,000,000)		(155,372,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Net reversal (provision) of allowance for loan losses					(203,968,000,000)
Recoveries of loans previously charged off					(51,366,000,000)
Charge-off					228,640,000,000
Disposal					0
Unwinding effect					0
Others	[1]				1,000,000
Ending balance					(182,065,000,000)
Credit card accounts | Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance		(64,787,000,000)
Beginning balance			(57,134,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		(15,712,000,000)	(13,846,000,000)
Transfer to lifetime expected credit losses		6,031,000,000	5,871,000,000
Transfer to credit-impaired financial assets		98,647,000,000	82,406,000,000
Net reversal (provision) of loss allowance for credit losses		(98,888,000,000)	(82,083,000,000)
Recovery		0	0
Charge-off		0	0
Disposal		0	0
Interest income from impaired loans		0	0
Business combination		0
Others	[2]	(17,000,000)	(1,000,000)
Ending balance		(74,726,000,000)	(64,787,000,000)
Credit card accounts | Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance		(78,131,000,000)
Beginning balance			(71,463,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		15,231,000,000	13,738,000,000
Transfer to lifetime expected credit losses		(6,317,000,000)	(6,194,000,000)
Transfer to credit-impaired financial assets		94,116,000,000	84,048,000,000
Net reversal (provision) of loss allowance for credit losses		(96,434,000,000)	(98,260,000,000)
Recovery		0	0
Charge-off		0	0
Disposal		0	0
Interest income from impaired loans		0	0
Business combination		0
Others	[2]	2,000,000	0
Ending balance		(71,533,000,000)	(78,131,000,000)
Credit card accounts | Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance		(116,772,000,000)
Beginning balance			(102,858,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		481,000,000	108,000,000
Transfer to lifetime expected credit losses		286,000,000	323,000,000
Transfer to credit-impaired financial assets		(192,763,000,000)	(166,454,000,000)
Net reversal (provision) of loss allowance for credit losses		(40,343,000,000)	(33,205,000,000)
Recovery		(603,650,000,00.)	(57,565,000,000)
Charge-off		281,420,000,000	242,879,000,000
Disposal		0	0
Interest income from impaired loans		0	0
Business combination		0
Others	[2]	14,000,000	0
Ending balance		₩ (128,042,000,000)	(116,772,000,000)
Others
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance			₩ (104,726,000,000)		(209,024,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Net reversal (provision) of allowance for loan losses					12,192,000,000
Recoveries of loans previously charged off					(68,000,000)
Charge-off					63,181,000,000
Disposal					29,186,000,000
Unwinding effect					0
Others	[1]				(193,000,000)
Ending balance					₩ (104,726,000,000)

[1]	Others consist of debt-equity swap, foreign currencies translation and etc.
[2]	Changes due to debt-equity swap, foreign currencies translation, and etc.